Private Equity Business (Details) In Millions, unless otherwise specified	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2008 JPY (¥)	Mar. 31, 2011 NPF [Member] JPY (¥)	Mar. 31, 2011 NPF [Member] USD ($)	Mar. 31, 2010 NPF [Member] JPY (¥)	Mar. 31, 2011 Ashikaga Holdings [Member]	Mar. 31, 2011 Terra Firma Investments [Member] JPY (¥)	Mar. 31, 2011 Terra Firma Investments [Member] USD ($)	Mar. 31, 2010 Terra Firma Investments [Member] JPY (¥)	Mar. 31, 2011 TFCP II [Member] JPY (¥)	Mar. 31, 2011 TFCP II [Member] USD ($)	Mar. 31, 2011 TFCP III [Member] JPY (¥)	Mar. 31, 2011 TFCP III [Member] USD ($)
Investments made in entities entry	21	21
Investments made in entities exit	19	19
Investment at fair value	$ 2,522	¥ 208,754	$ 3,228	¥ 267,168	¥ 253,693	¥ 306,354	¥ 77,793	$ 940	¥ 104,962		¥ 100,395	$ 1,213	¥ 98,683
Ownership percentage										45.50%
Ownership percentage														10.00%	10.00%	2.00%	2.00%
Investments	144	11,915		9,636										228,000	2,760	608,000	7,340
Total commitments														22,802	276	11,510	139
Total commitments after recyclable distributions														4,351	53
Drawn down for investments														¥ 4,172	$ 50	¥ 8,194	$ 99